North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES - 8.2%
	Aligned Data Centers Issuer LLC
$400,000	1.937%, 08/15/2046[1]	$385,661
	Americredit Automobile Receivables Trust 2019-2
161,000	2.540%, 07/18/2024	162,266
	AmeriCredit Automobile Receivables Trust 2020-2
59,600	0.600%, 12/18/2023	59,607
	AMSR 2019-SFR1 Trust
500,000	2.774%, 01/20/2039[1]	508,231
	AMSR 2021-SFR2 Trust
200,000	1.527%, 08/19/2038[1]	192,998
	Amur Equipment Finance Receivables IX LLC
85,704	0.750%, 11/20/2026[1]	85,065
	Amur Equipment Finance Receivables X LLC
785,000	2.200%, 01/20/2028[1]	785,562
	Avis Budget Rental Car Funding AESOP LLC
83,333	3.450%, 03/20/2023[1]	83,556
	Burlington Northern and Santa Fe Railway Co 2006-1 Pass Through Trust
53,822	5.720%, 01/15/2024	55,631
	CNH Equipment Trust 2019-A
20,576	3.010%, 04/15/2024	20,763
	DT Auto Owner Trust 2020-1
121,389	2.160%, 05/15/2024[1]	121,680
	Enterprise Fleet Funding 2021-1 LLC
427,830	0.440%, 12/20/2026[1]	424,470
	Exeter Automobile Receivables Trust 2021-2
185,286	0.340%, 03/15/2024	185,236
	Exeter Automobile Receivables Trust 2021-3
317,000	0.350%, 02/18/2025	315,820
306,000	0.690%, 01/15/2026	302,145
	FedEx Corp 2020-1 Class AA Pass Through Trust
318,033	1.875%, 08/20/2035	306,024
	Flagship Credit Auto Trust 2021-3
114,960	0.360%, 07/15/2027[1]	113,725
	GLS Auto Receivables Issuer Trust 2021-3
574,000	0.780%, 11/17/2025[1]	565,726
	GM Financial Automobile Leasing Trust 2020-1
410,000	1.700%, 12/20/2023	411,494
	GM Financial Automobile Leasing Trust 2020-2
290,000	2.560%, 07/20/2024	294,192

	GM Financial Automobile Leasing Trust 2021-3
5,000	0.240%, 12/20/2023	4,983
	MMAF Equipment Finance LLC 2018-A
332,285	3.390%, 01/10/2025[1]	335,941
	Oportun Funding XIV LLC
100,000	1.210%, 03/08/2028[1]	97,891
	Oscar US Funding X LLC
340,000	3.270%, 05/11/2026[1,2]	346,447
	Oscar US Funding XII LLC
110,000	0.700%, 04/10/2025[1,2]	108,621
	Santander Drive Auto Receivables Trust 2020-4
204,000	0.730%, 03/17/2025	204,086
	Santander Retail Auto Lease Trust 2021-C
227,000	0.500%, 03/20/2025[1]	224,192
	Union Pacific Railroad Co 2005 Pass Through Trust
26,656	5.082%, 01/02/2029	29,463
	Verizon Master Trust
274,000	0.690%, 05/20/2027	268,242
	Verizon Owner Trust 2020-C
635,000	0.670%, 04/21/2025	624,978
	VMC Finance 2021-FL4 LLC
415,581	1.203% (1 Month LIBOR USD + 1.100%), 06/18/2036[1,3]	415,527
	Volvo Financial Equipment LLC Series 2019-2
180,236	2.040%, 11/15/2023[1]	181,127
	Westlake Automobile Receivables Trust 2020-2
300,000	1.320%, 07/15/2025[1]	300,672
	Westlake Automobile Receivables Trust 2020-3
90,702	0.560%, 05/15/2024[1]	90,710
	Westlake Automobile Receivables Trust 2021-1
127,773	0.390%, 10/15/2024[1]	127,557
295,000	0.640%, 03/16/2026[1]	293,214
	Westlake Automobile Receivables Trust 2021-2
320,000	0.620%, 07/15/2026[1]	316,189
	Westlake Automobile Receivables Trust 2021-3
1,000,000	1.290%, 01/15/2027[1]	990,966
	World Financial Network Credit Card Master Trust
602,000	2.490%, 04/15/2026	606,272
250,000	2.210%, 07/15/2026	252,319
	World Omni Auto Receivables Trust 2019-C
225,016	1.960%, 12/15/2024	226,451
	TOTAL ASSET BACKED SECURITIES
	(Cost $11,542,503)	11,425,700

	CORPORATE BONDS - 28.6%
	COMMUNICATION SERVICES - 2.3%
	Diversified Telecommunication Services - 1.7%
	AT&T Inc.
292,000	1.700%, 03/25/2026	285,582
677,000	4.350%, 03/01/2029	744,361
	Verizon Communications Inc.
1,290,000	2.100%, 03/22/2028	1,258,567
		2,288,510
	Entertainment - 0.3%
	The Walt Disney Co.
301,000	1.750%, 01/13/2026	298,434
180,000	2.000%, 09/01/2029	173,907
		472,341
	Media - 0.3%
	Fox Corp.
389,000	3.050%, 04/07/2025	400,382
	TOTAL COMMUNICATION SERVICES	3,161,233

	CONSUMER DISCRETIONARY - 2.4%
	Automobiles - 2.0%
	American Honda Finance Corp.
218,000	2.000%, 03/24/2028	213,950
	Daimler Finance North America LLC
150,000	1.450%, 03/02/2026[1]	146,176
	General Motors Financial Co., Inc.
129,000	2.400%, 04/10/2028	125,267
1,207,000	1.250%, 01/08/2026	1,154,815
	Hyundai Capital America
250,000	5.875%, 04/07/2025[1]	277,709
	Toyota Motor Credit Corp.
894,000	3.000%, 04/01/2025	925,151
		2,843,068
	Hotels, Restaurants & Leisure - 0.2%
	Starbucks Corp.
287,000	3.550%, 08/15/2029	303,613
	Specialty Retail - 0.2%
	The Home Depot, Inc.
178,000	2.950%, 06/15/2029	184,126
	TOTAL CONSUMER DISCRETIONARY	3,330,807

	CONSUMER STAPLES - 1.5%
	Beverages - 0.3%
	Anheuser-Busch InBev Worldwide Inc.
120,000	4.750%, 01/23/2029	136,062
	The Coca-Cola Co.
102,000	1.000%, 03/15/2028	95,594
	PepsiCo, Inc.
243,000	2.625%, 03/19/2027	249,567
		481,223
	Household Products - 0.3%
	Procter & Gamble
385,000	2.300%, 02/01/2032	384,425
	Tobacco - 0.9%
	Altria Group, Inc.
360,000	4.800%, 02/14/2029	396,147
	B.A.T. Capital Corp.
254,000	2.259%, 03/25/2028	241,448
257,000	4.906%, 04/02/2030	280,603
	Philip Morris International Inc.
354,000	2.750%, 02/25/2026	362,780
		1,280,978
	TOTAL CONSUMER STAPLES	2,146,626

	ENERGY - 3.0%
	Oil, Gas & Consumable Fuels - 3.0%
	BP Capital Markets America Inc.
115,000	2.750%, 05/10/2023	117,267
175,000	3.017%, 01/16/2027	181,362
191,000	3.543%, 04/06/2027	201,928
244,000	3.937%, 09/21/2028	264,266
	Chevron Corp.
583,000	2.954%, 05/16/2026	606,061
	Equinor ASA
515,000	3.125%, 04/06/2030[2]	538,153
	Exxon Mobil Corp.
619,000	2.992%, 03/19/2025	639,534
	Saudi Arabian Oil Co.
200,000	3.500%, 04/16/2029[1,2]	209,752
	Shell International Finance B.V.
888,000	2.375%, 11/07/2029[2]	883,257
	TransCanada PipeLines Ltd.
590,000	1.000%, 10/12/2024[2]	577,194
	TOTAL ENERGY	4,218,774

	FINANCIALS - 11.9%
	Banks - 8.4%
	Bank of America Corp.
799,000	1.658% (SOFR + 0.910%), 03/11/2027[3]	776,218
635,000	1.734% (SOFR + 0.960%), 07/22/2027[3]	616,361
	Bank of Montreal
170,000	1.850%, 05/01/2025[2]	169,967
	The Bank of Nova Scotia
717,000	1.300%, 06/11/2025[2]	700,707
	Canadian Imperial Bank of Commerce
415,000	2.250%, 01/28/2025[2]	418,776
	Citigroup Inc.
628,000	0.981% (SOFR + 0.669%), 05/01/2025[3]	615,219
	Comerica Inc.
128,000	3.700%, 07/31/2023	132,109
	Cooperatieve Rabobank U.A.
556,000	1.980% (1 Year CMT Rate + 0.730%), 12/15/2027[1,2,3]	545,770
	F.N.B. Corp. of Pennsylvania
249,000	2.200%, 02/24/2023	250,887
	Federation des caisses Desjardins du Quebec
220,000	2.050%, 02/10/2025[1,2]	219,413
	Fifth Third Bancorp
536,000	3.650%, 01/25/2024	555,650
	JPMorgan Chase & Co.
783,000	0.969% (SOFR + 0.580%), 06/23/2025[3]	764,960
1,688,000	2.005% (SOFR + 1.585%), 03/13/2026[3]	1,681,506
525,000	1.578% (SOFR + 0.885%), 04/22/2027[3]	508,232
286,000	1.953% (SOFR + 1.065%), 02/04/2032[3]	265,205
	KeyCorp
190,000	2.250%, 04/06/2027	189,446
	PNC Financial Services Group, Inc.
301,000	1.150%, 08/13/2026	291,626
513,000	2.550%, 01/22/2030	512,441
	The Toronto-Dominion Bank
941,000	1.150%, 06/12/2025[2]	917,616
282,000	1.250%, 09/10/2026[2]	270,829
	Truist Financial Corp.
379,000	1.200%, 08/05/2025	370,482
	U.S. Bancorp
135,000	1.450%, 05/12/2025	133,503
580,000	2.677% (SOFR + 1.020%), 01/27/2033[3]	582,885
	Westpac Banking Corp.
276,000	1.953%, 11/20/2028[2]	268,455
		11,758,263

	Capital Markets - 2.5%
	The Charles Schwab Corp.
87,000	2.000%, 03/20/2028	85,735
	The Goldman Sachs Group, Inc.
881,000	3.272% (3 Month LIBOR USD + 1.201%), 09/29/2025[3]	907,526
477,000	1.431% (SOFR + 0.798%), 03/09/2027[3]	458,187
692,000	1.992% (SOFR + 1.090%), 01/27/2032[3]	638,590
	Morgan Stanley
349,000	0.790% (SOFR + 0.525%), 05/30/2025[3]	340,181
1,036,000	1.593% (SOFR + 0.879%), 05/04/2027[3]	1,000,941
		3,431,160
	Consumer Finance - 0.9%
	Capital One Financial Corp.
206,000	2.600%, 05/11/2023	208,824
1,029,000	1.878% (SOFR + 0.855%), 11/02/2027[3]	1,000,569
		1,209,393
	Insurance - 0.1%
	American International Group, Inc.
100,000	2.500%, 06/30/2025	101,654
	TOTAL FINANCIALS	16,500,470

	HEALTH CARE - 1.4%
	Biotechnology - 0.3%
	AbbVie Inc.
195,000	3.600%, 05/14/2025	204,282
	Amgen Inc.
197,000	2.450%, 02/21/2030	193,994
		398,276
	Health Care Providers & Services - 0.8%
	CVS Health Corp.
70,000	4.300%, 03/25/2028	76,383
	UnitedHealth Group Inc.
914,000	3.750%, 07/15/2025	972,799
79,000	2.000%, 05/15/2030	75,768
		1,124,950
	Pharmaceuticals - 0.3%
	AstraZeneca PLC
268,000	0.700%, 04/08/2026[2]	254,895
	Merck & Co., Inc.
130,000	2.750%, 02/10/2025	134,232
		389,127
	TOTAL HEALTH CARE	1,912,353

	INDUSTRIALS - 1.5%
	Aerospace & Defense - 0.8%
	The Boeing Co.
1,022,000	4.875%, 05/01/2025	1,101,142
	Air Freight & Logistics - 0.1%
	United Parcel Service, Inc.
152,000	3.900%, 04/01/2025	161,352
	Road & Rail - 0.6%
	BNSF Railway Co 2015-1 Pass Through Trust
194,923	3.442%, 06/16/2028[1]	209,015
	CSX Corp.
150,000	3.800%, 03/01/2028	160,887
	CSX Transportation, Inc.
322,983	6.251%, 01/15/2023	337,568
	Union Pacific Railroad Co 2014-1 Pass Through Trust
151,081	3.227%, 05/14/2026	157,192
		864,662
	TOTAL INDUSTRIALS	2,127,156

	INFORMATION TECHNOLOGY - 2.8%
	Semiconductors & Semiconductor Equipment - 0.5%
	Broadcom Inc.
399,000	3.459%, 09/15/2026	415,527
	Intel Corp.
296,000	3.700%, 07/29/2025	313,370
		728,897
	Software - 0.8%
	Microsoft Corp.
671,000	2.400%, 08/08/2026	687,208
	Oracle Corp.
390,000	2.650%, 07/15/2026	392,753
		1,079,961
	Technology Hardware, Storage & Peripherals - 1.5%
	Apple Inc.
590,000	2.050%, 09/11/2026	593,011
655,000	1.200%, 02/08/2028	619,552
	Hewlett Packard Enterprise Co.
837,000	1.450%, 04/01/2024	830,571
		2,043,134
	TOTAL INFORMATION TECHNOLOGY	3,851,992

	MATERIALS - 0.2%
	Chemicals - 0.2%
	DuPont de Nemours, Inc.
306,000	4.493%, 11/15/2025	331,080
	TOTAL MATERIALS	331,080

	REAL ESTATE - 0.3%
	Equity Real Estate Investment Trusts (REITs) - 0.3%
	Crown Castle International Corp.
504,000	1.050%, 07/15/2026	475,965
	TOTAL REAL ESTATE	475,965

	UTILITIES - 1.3%
	Electric Utilities - 1.1%
	Duke Energy Corp.
151,000	2.450%, 06/01/2030	146,650
	Florida Power & Light Co.
99,000	2.850%, 04/01/2025	101,869
	NextEra Energy Capital Holdings, Inc.
576,000	1.900%, 06/15/2028	558,816
	Pacific Gas and Electric Co.
349,000	1.367%, 03/10/2023	345,512
	Virginia Electric and Power Co.
324,000	3.150%, 01/15/2026	336,986
		1,489,833
	Multi-Utilities - 0.2%
	Consolidated Edison Co. of New York, Inc.
327,000	3.350%, 04/01/2030	343,268
	TOTAL UTILITIES	1,833,101

	TOTAL CORPORATE BONDS
	(Cost $41,139,556)	39,889,557

	MORTGAGE BACKED SECURITIES - 38.3%
	COMM 2012-CCRE4 Mortgage Trust
268,361	2.853%, 10/17/2045	269,922
	DBUBS 2017-BRBK Mortgage Trust
300,000	3.452%, 10/12/2034[1]	309,049
	EQUS 2021-EQAZ Mortgage Trust
600,000	0.861% (1 Month LIBOR USD + 0.755%), 10/15/2036[1,3]	597,049
	Fannie Mae Pool
16,546	4.500%, 07/01/2026	17,379
53,318	2.500%, 08/01/2028	54,588
41,661	5.000%, 11/01/2029	45,765
12,357	4.000%, 10/01/2030	13,149
100,538	4.500%, 05/01/2031	108,335
90,324	4.000%, 09/01/2031	96,806
39,333	4.500%, 01/01/2032	42,353
25,920	3.500%, 04/01/2032	27,505
509,729	2.500%, 06/01/2032	522,360
240,648	3.000%, 11/01/2032	251,492
167,273	3.500%, 02/01/2033	175,560
339,725	3.000%, 05/01/2033	353,416

1,158,580	3.500%, 05/01/2033	1,233,026
144,066	3.500%, 12/01/2033	150,637
100,028	4.500%, 05/01/2034	108,205
119,652	4.000%, 06/01/2034	128,829
162,226	3.500%, 08/01/2034	170,731
132,649	3.500%, 12/01/2034	139,879
277,072	3.500%, 02/01/2035	292,057
183,285	3.000%, 02/01/2035	190,874
126,289	4.000%, 11/01/2035	135,387
61,794	3.500%, 11/01/2035	65,096
353,202	2.500%, 04/01/2037	358,531
141,419	4.000%, 07/01/2037	151,277
134,984	3.500%, 12/01/2037	142,557
135,840	4.000%, 12/01/2037	145,441
94,617	4.000%, 06/01/2038	102,068
88,000	3.000%, 08/01/2038	91,280
5,489	4.000%, 03/01/2039	5,950
54,435	4.500%, 01/01/2040	59,720
46,085	4.500%, 01/01/2040	50,510
635,640	3.000%, 01/01/2040	659,062
697,413	2.500%, 06/01/2040	706,578
13,314	4.500%, 07/01/2040	14,569
364,306	2.000%, 08/01/2040	361,915
22,587	4.500%, 09/01/2040	24,781
96,696	4.000%, 09/01/2040	104,626
4,249	4.000%, 09/01/2040	4,602
237,506	2.500%, 10/01/2040	241,316
404,916	3.000%, 10/01/2040	415,961
282,242	2.000%, 11/01/2040	278,982
14,545	4.500%, 11/01/2040	15,726
37,054	4.500%, 12/01/2040	40,553
6,799	4.000%, 01/01/2041	7,373
35,124	4.000%, 01/01/2041	38,091
183,042	2.000%, 01/01/2041	182,055
63,626	4.000%, 01/01/2041	68,742
495,571	2.500%, 02/01/2041	504,165
404,528	1.500%, 03/01/2041	389,477
255,740	2.500%, 03/01/2041	260,175
94,060	4.500%, 04/01/2041	103,228
23,139	4.500%, 05/01/2041	25,325
528,453	2.500%, 09/01/2041	537,619
545,336	2.500%, 10/01/2041	554,794
1,774,800	3.000%, 10/01/2041	1,828,884
9,486	4.000%, 10/01/2041	10,106
344,884	2.500%, 11/01/2041	350,866
22,803	3.000%, 09/01/2042	23,771
154,407	3.000%, 04/01/2043	161,663

134,690	3.500%, 07/01/2043	143,383
49,443	3.500%, 01/01/2044	52,635
426,445	3.000%, 04/01/2045	443,193
40,518	3.500%, 12/01/2045	42,793
208,619	4.500%, 03/01/2046	228,673
129,775	3.000%, 04/01/2046	134,492
189,480	2.500%, 05/01/2046	190,543
159,774	3.000%, 06/01/2046	166,665
128,750	3.500%, 06/01/2046	136,397
78,907	3.000%, 10/01/2046	81,534
7,153	3.000%, 11/01/2046	7,384
500,000	3.000%, 02/01/2047	519,314
207,470	3.000%, 02/01/2047	214,119
1,177,268	2.500%, 11/01/2047	1,183,750
308,598	2.500%, 12/01/2047	309,521
60,800	3.500%, 03/01/2048	63,715
226,860	2.500%, 04/01/2048	228,108
130,331	3.000%, 04/01/2048	134,703
404,967	3.500%, 08/01/2048	430,270
12,787	4.500%, 11/01/2048	13,650
123,059	3.500%, 11/01/2048	128,423
153,773	3.000%, 12/01/2048	159,073
23,374	3.500%, 02/01/2049	24,424
51,719	3.000%, 02/01/2049	53,271
693,189	2.500%, 07/01/2049	697,000
687,116	3.500%, 09/01/2049	704,327
116,875	3.000%, 12/01/2049	119,847
448,646	2.500%, 04/01/2050	446,336
325,858	2.500%, 05/01/2050	323,889
171,762	3.500%, 08/01/2050	183,274
569,148	2.500%, 09/01/2050	570,827
146,954	2.500%, 10/01/2050	148,015
373,724	2.000%, 03/01/2051	366,422
1,525,487	2.500%, 07/01/2051	1,526,578
866,998	2.500%, 08/01/2051	867,283
535,671	2.500%, 10/01/2051	535,826
2,055,375	2.500%, 10/01/2051	2,054,381
298,554	2.500%, 12/01/2051	299,491
649,000	3.000%, 01/01/2052	669,686
	Fannie Mae REMICS
1,965	7.000%, 11/25/2022	1,969
28,044	5.500%, 01/25/2026	29,291
124,890	4.000%, 04/25/2033	133,804
225,000	4.000%, 09/25/2033	233,912
4,792	5.000%, 08/25/2035	5,296
228,000	3.500%, 10/25/2037	239,886

11,680	4.500%, 02/25/2038	11,796
23	3.000%, 01/25/2040	23
2,087	2.000%, 07/25/2041	2,094
47,978	2.000%, 12/25/2041	47,950
118,414	2.000%, 02/25/2043	118,555
147,530	3.500%, 02/25/2043	152,491
12,786	3.500%, 08/25/2043	13,057
136,024	2.000%, 10/25/2044	135,596
80,439	2.000%, 10/25/2044	80,220
48,094	3.000%, 04/25/2045	49,562
17,149	3.500%, 08/25/2045	17,250
95,841	2.500%, 01/25/2048	96,524
113,251	3.500%, 09/25/2048	120,547
750,000	2.000%, 04/25/2049	740,606
86,278	3.000%, 07/25/2049	87,655
12,680	3.500%, 06/25/2053	13,265
	Fannie Mae Trust 2003-W8
17,095	0.458% (1 Month LIBOR USD + 0.350%), 05/25/2042[3]	17,223
	Fannie Mae-Aces
79,525	3.501%, 01/25/2024[4]	81,916
	Freddie Mac Gold Pool
4,870	6.000%, 01/01/2024	5,013
16,829	4.500%, 12/01/2024	17,547
41,206	4.500%, 10/01/2028	43,678
85,192	4.500%, 05/01/2031	91,843
7,395	4.000%, 09/01/2031	7,929
56,551	3.500%, 05/01/2032	59,688
268,658	3.500%, 08/01/2032	282,327
131,849	3.000%, 11/01/2032	137,643
52,316	3.500%, 06/01/2033	55,214
133,734	4.000%, 11/01/2033	144,109
18,137	3.500%, 07/01/2036	18,935
168,055	3.500%, 08/01/2036	177,285
28,679	4.500%, 12/01/2039	31,474
28,232	4.000%, 01/01/2041	30,592
48,583	3.000%, 11/01/2042	50,668
112,986	3.500%, 12/01/2042	120,231
395,751	3.000%, 12/01/2046	409,260
303,179	3.000%, 12/01/2046	314,319
76,369	3.000%, 01/01/2047	79,016
	Freddie Mac Multifamily Structured Pass Through Certificates
32,378	0.441% (1 Month LIBOR USD + 0.340%), 07/25/2024[3]	32,418
18,457	2.807%, 01/25/2046[4]	18,454
	Freddie Mac Pool
274,824	3.500%, 07/01/2030	289,637
30,449	2.000%, 12/01/2030	30,632

130,050	2.500%, 11/01/2031	133,349
59,799	3.000%, 10/01/2032	62,573
331,603	4.000%, 06/01/2033	354,753
98,507	3.500%, 11/01/2034	103,715
376,815	3.000%, 07/01/2038	391,751
532,662	3.000%, 09/01/2039	548,082
801,186	3.000%, 06/01/2040	821,639
500,018	2.500%, 10/01/2046	502,811
785,787	4.500%, 02/01/2047	847,051
42,558	3.500%, 01/01/2048	44,674
276,908	2.500%, 11/01/2050	276,967
364,898	2.000%, 02/01/2051	356,723
541,981	2.500%, 03/01/2051	543,694
434,892	2.000%, 11/01/2051	424,593
598,496	3.000%, 12/01/2051	612,162
	Freddie Mac REMICS
28,168	4.500%, 09/15/2025	29,345
170,308	3.500%, 08/15/2027	174,979
20,508	3.000%, 11/15/2032	20,559
9,829	3.000%, 09/15/2037	9,890
237,882	3.000%, 08/15/2040	242,105
194,562	2.000%, 09/15/2041	194,696
20,592	2.000%, 12/15/2041	20,526
480,810	2.000%, 11/15/2042	480,618
97,524	3.000%, 05/15/2043	98,926
48,354	3.000%, 11/15/2043	49,568
117,746	2.000%, 03/25/2044	117,744
261,785	3.000%, 08/15/2044	266,462
14,443	4.000%, 07/15/2045	14,509
168,070	1.000%, 04/25/2049	160,809
64,170	1.000%, 01/25/2050	60,356
269,474	3.250%, 04/15/2053[5]	276,963
62,959	3.000%, 01/15/2055	64,452
	Freddie Mac STACR REMIC Trust 2021-DNA3
102,698	0.800% (SOFR30A + 0.750%), 10/25/2033[1,3]	102,730
	Freddie Mac STACR REMIC Trust 2022-DNA1
1,000,000	1.050% (SOFR30A + 1.000%), 01/27/2042[1,3]	1,001,237
	Freddie Mac Structured Agency Credit Risk Debt Notes
70,846	0.850% (SOFR30A + 0.800%), 08/25/2033[1,3]	70,838
	Freddie Mac Structured Pass-Through Certificates
129,430	1.487% (12 Month US Treasury Average + 1.400%), 07/25/2044[3]	133,443
19,684	1.287% (12 Month US Treasury Average + 1.200%), 10/25/2044[3]	20,203
	Government National Mortgage Association
640	5.000%, 12/20/2027	663
67,012	5.500%, 09/20/2033	72,012

544	3.000%, 10/20/2039	543
158,617	2.750%, 06/20/2042	161,479
209,000	3.000%, 01/20/2043	221,647
124,223	2.200%, 11/16/2043	124,836
17,511	2.250%, 09/16/2044	17,608
40,592	2.000%, 03/20/2045	40,392
19,087	2.500%, 10/20/2045	19,221
30,102	2.500%, 09/20/2046	30,445
547,162	2.000%, 03/20/2050	543,631
180,563	1.000%, 08/20/2050	172,436
218,372	1.250%, 05/20/2051	210,350
1,966,964	1.750%, 09/20/2051	1,942,183
33,515	2.700%, 12/16/2054[4]	33,706
	GS Mortgage Securities Corp Trust 2021-RENT
296,924	0.809% (1 Month LIBOR USD + 0.700%), 11/21/2035[1,3]	295,032
	GS Mortgage Securities Corp Trust 2021-ROSS
310,000	1.257% (1 Month LIBOR USD + 1.150%), 06/16/2036[1,3]	308,799
	ILPT Trust 2019-SURF
145,000	4.145%, 02/13/2041[1]	157,997
	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
124,000	2.822%, 08/17/2049	126,184
	Morgan Stanley Capital I Trust 2015-UBS8
168,000	3.809%, 12/17/2048	177,100
	Morgan Stanley Capital I Trust 2016-UBS12
413,000	3.596%, 12/17/2049	436,123
	Morgan Stanley Capital I Trust 2016-UBS9
337,000	3.594%, 03/17/2049	354,984
	PSMC 2020-3 Trust
925,000	3.000%, 11/25/2050[1,4]	935,871
	RLGH Trust 2021-TROT
430,000	0.907% (1 Month LIBOR USD + 0.800%), 04/15/2036[1,3]	428,388
	Seasoned Credit Risk Transfer Trust
97,500	2.000%, 11/25/2060	96,941
	UBS Commercial Mortgage Trust
334,000	2.921%, 10/18/2052	341,317
	UBS-Barclays Commercial Mortgage Trust 2012-C4
26,217	2.533%, 12/12/2045	26,373
	UBS-Barclays Commercial Mortgage Trust 2013-C5
131,463	2.687%, 03/12/2046	132,464
	UBS-Barclays Commercial Mortgage Trust 2013-C6
656,000	3.244%, 04/12/2046	665,087
	VNDO 2012-6AVE Mortgage Trust
300,000	2.996%, 11/15/2030[1]	303,695
	Wells Fargo Commercial Mortgage Trust 2016-C35
160,000	2.931%, 07/17/2048	164,047

	Wells Fargo Commercial Mortgage Trust 2016-NXS6
437,000	2.918%, 11/18/2049	449,850
	Wells Fargo Commercial Mortgage Trust 2017-RB1
351,000	3.635%, 03/15/2050	373,851
	Wells Fargo Commercial Mortgage Trust 2021-SAVE
222,710	1.256% (1 Month LIBOR USD + 1.150%), 02/15/2040[1,3]	223,155
	WFRBS Commercial Mortgage Trust 2013-C12
157,897	3.198%, 03/17/2048	159,676
	TOTAL MORTGAGE BACKED SECURITIES
	(Cost $54,331,125)	53,386,984

	U.S. GOVERNMENT AGENCY ISSUES - 9.7%
	Federal Farm Credit Banks Funding Corp.
797,000	1.600%, 12/14/2026	791,773
2,000,000	1.300%, 09/20/2028	1,927,302
710,000	1.370%, 03/20/2029	682,919
	Federal Home Loan Banks
2,070,000	1.150%, 11/22/2024	2,055,649
550,875	1.000%, 03/23/2026	535,739
1,395,000	1.430%, 11/23/2026	1,375,915
1,320,000	0.500%, 11/23/2026[5]	1,305,760
1,010,000	0.900%, 02/26/2027	970,897
1,400,000	0.920%, 02/26/2027	1,347,950
100,000	0.500%, 08/26/2027[5]	98,200
	Ginnie Mae I Pool
1,257	4.500%, 04/15/2023	1,303
87,551	4.000%, 11/15/2024	91,436
316,317	3.020%, 09/15/2041	327,408
378,554	3.000%, 08/15/2045	392,847
	Ginnie Mae II Pool
128,002	3.500%, 04/20/2027	133,944
44,494	3.500%, 07/20/2027	46,565
843,989	3.500%, 12/20/2034	886,230
82,729	5.000%, 07/20/2048	88,677
477,494	3.000%, 10/20/2051	489,706
	TOTAL U.S. GOVERNMENT AGENCY ISSUES
	(Cost $13,640,606)	13,550,220

	U.S. GOVERNMENT NOTES/BONDS - 10.5%
	United States Treasury Note/Bond
681,000	1.750%, 01/31/2023	687,251
1,931,000	1.250%, 12/31/2026	1,898,415
2,379,000	0.500%, 08/31/2027	2,231,242
4,719,000	1.125%, 08/31/2028	4,538,535
5,409,000	1.375%, 11/15/2031	5,212,501
	TOTAL U.S. GOVERNMENT NOTES/BONDS
	(Cost $14,885,407)	14,567,944

	FOREIGN GOVERNMENT AGENCY ISSUES - 1.7%
	International Bank for Reconstruction and Development
712,000	0.650%, 02/24/2026[2]	682,951
1,500,000	2.700%, 12/28/2037[2]	1,485,887
	Province of Ontario Canada
235,000	1.050%, 04/14/2026[2]	228,214
	TOTAL FOREIGN GOVERNMENT AGENCY ISSUES
	(Cost $2,415,268)	2,397,052

	FOREIGN GOVERNMENT BOND - 0.3%
	Mexico Government International Bond
422,000	3.250%, 04/16/2030[2]	420,704
	TOTAL FOREIGN GOVERNMENT BOND
	(Cost $435,132)	420,704

	CERTIFICATES OF DEPOSIT - 1.7%
	BMW Bank of North America
29,000	1.450%, 4/14/2023	29,300
	Goldman Sachs Bank USA/New York NY
865,000	1.000%, 2/11/2026	850,037
	HSBC Bank USA NA
225,000	0.156% (3 Month LIBOR USD + 0.000%), 11/15/2022[3]	224,594
	JPMorgan Chase Bank NA
100,000	0.176% (3 Month LIBOR USD + 0.000%), 11/29/2024[3]	98,242
105,000	0.216% (3 Month LIBOR USD + 0.000%), 12/17/2025[3]	101,695
72,000	0.232% (3 Month LIBOR USD + 0.100%), 12/04/2023[3]	70,420
	Morgan Stanley Private Bank NA
78,000	3.550%, 11/24/2023	81,722
	Sallie Mae Bank
245,000	0.550%, 7/15/2024	241,817
243,000	0.400%, 8/11/2023	241,715
	Toyota Financial Savings Bank
437,000	0.600%, 8/12/2024	431,509
	TOTAL CERTIFICATES OF DEPOSIT
	(Cost $2,395,252)	2,371,051

	SHORT TERM INVESTMENT - 3.0%
4,102,475	First American Treasury Obligations Fund - Class X, 0.01%[6]	4,102,475
	TOTAL SHORT-TERM INVESTMENT
	(Cost $4,102,475)	4,102,475

	TOTAL INVESTMENTS - 102.0%
	(Cost $144,887,324)	142,111,687
	Liabilities in Excess of Other Assets - (2.0)%	(2,776,761)
	TOTAL NET ASSETS - 100.0%	$139,334,926

CMT - Constant Maturity Rate
LIBOR - London Inter-bank Offered Rate
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

[1]
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At January 31, 2022, the value of these securities total $13,437,403, which represents 9.64% of total net assets.

[2] Foreign security denominated in U.S. Dollars.
[3] Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of January 31, 2022.
[4] Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of January 31, 2022.
[5] Step-up bond; the interest rate shown is the rate in effect as of January 31, 2022.
[6] The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

North Square McKee Bond Fund
SUMMARY OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset Backed Securities	8.2%
Corporate Bonds
Financials	11.9%
Information Technology	2.8%
Communication Services	2.3%
Consumer Discretionary	2.4%
Energy	3.0%
Industrials	1.5%
Utilities	1.3%
Consumer Staples	1.5%
Health Care	1.4%
Real Estate	0.3%
Materials	0.2%
Total Corporate Bonds	28.6%
Mortgage Backed Securities	38.3%
U.S. Government Agency Issues	9.7%
U.S. Government Notes/Bonds	10.5%
Foreign Government Agency Issues	1.7%
Foreign Government Bond	0.3%
Certificates of Deposit	1.7%
Short-Term Investment	3.0%
Total Investments	102.0%
Liabilities in Excess of Other Assets	(2.0)%
Total Net Assets	100.0%

North Square McKee Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2022, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Asset Backed Securities	$-	$11,425,700	$-	$11,425,700
Corporate Bonds[1]	-	39,889,557	-	39,889,557
Mortgage Backed Securities	-	53,386,984	-	53,386,984
U.S. Government Agency Issues	-	13,550,220	-	13,550,220
U.S. Government Notes/Bonds	-	14,567,944	-	14,567,944
Foreign Government Agency Issues	-	2,397,052	-	2,397,052
Foreign Government Bond	-	420,704	-	420,704
Certificates of Deposit	-	2,371,051	-	2,371,051
Short-Term Investment	4,102,475	-	-	4,102,475
Total Investments	$4,102,475	$138,009,212	$-	$142,111,687

[1]	For a detailed break-out of corporate bonds by sector and industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
McKee Bond Fund
Beginning balance October 31, 2021	$597,433
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	(597,049)
Total realized gain (loss)	-
Total unrealized appreciation (depreciation)	(384)
Net purchases	-
Net sales	-
Balance as of January 31, 2022	$-